Financial Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of gross debt [Line Items]
Borrowings	£ 1,230	£ 1,400
Cash and cash equivalents (excluding overdrafts)	500	900
Outstanding drawing	£ 0	£ 0
Investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	77.00%	81.00%
AAA money market fund counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	8.00%	9.00%
Non-investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	15.00%	10.00%
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	70.00%
Borrowings	£ 276	£ 434
Trade payables	234	199
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings	672	674
Trade payables	71	76
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings	20	24
Trade payables	43	76
Due in 2025
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility | $			$ 1,190	$ 1,190
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings	£ 1,230	£ 1,400